March 3, 1997

WILLIAMSBURG INVESTMENT TRUST
The Jamestown Balanced Fund/The Jamestown Equity Fund
Supplement to Prospectus Dated August 1, 1996


         On February 28, 1997, as a consequence of the reorganization of the Fund's investment advisor, shareholders of each Fund voted to approve new Investment Advisory Agreements between the Trust, on behalf of the Funds, and Lowe, Brockenbrough & Tattersall, Inc. Shareholders of The Jamestown Balanced Fund also voted to approve a new Sub-Advisory Agreement among the Trust, Lowe, Brockenbrough & Tattersall, Inc. and Lowe, Brockenbrough & Tattersall Strategic Advisors, Inc.

The section "Prospectus Summary--Investment Advisor" on page 2 of the Prospectus is revised as follows:

         Lowe, Brockenbrough & Tattersall, Inc. (the "Advisor") serves as investment advisor to each of the Funds. For its services, the Advisor receives compensation of 0.65% of the average daily net assets of each Fund. The fees are reduced for either Fund when the assets of the particular Fund exceed $250 million. (See "Management of the Funds.")

         Pursuant to a Sub-Advisory Agreement, the Advisor has retained Lowe, Brockenbrough & Tattersall Strategic Advisors, Inc. (the "Sub-Advisor") to serve as investment advisor to that portion of The Jamestown Balanced Fund's portfolio invested in fixed income securities.

The section "Prospectus Summary--Management" on page 2 of the Prospectus is revised as follows:

         The Funds are series of the Williamsburg Investment Trust (the "Trust"), the Board of Trustees of which is responsible for overall management of the Trust and Funds. The Trust has employed Countrywide Fund Services, Inc. (the "Administrator") to provide administration, accounting and transfer agent services. (See "Management of the Funds.")

The section "Management of the Funds--Investment Advisor" on page 13 of the Prospectus is revised as follows:

         Subject to the authority of the Board of Trustees, Lowe, Brockenbrough & Tattersall, Inc. (the "Advisor") provides the Funds with a continuous program of supervision of each Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to Investment Advisory Agreements with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

         The Advisor was organized as a Virginia corporation in 1970 and is controlled by Austin Brockenbrough, III. In addition to acting as Advisor to the Funds, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor also serves as investment advisor to The Jamestown International Equity Fund and The Jamestown Tax Exempt Virginia Fund (two series of the Trust), the subjects of separate prospectuses.

         Henry C. Spalding, Jr. is primarily responsible for managing the portfolio of each Fund and has acted in this capacity since the Funds' inception. Mr. Spalding has been Executive Vice President of the Advisor since 1988. The fixed income portion of the Balanced Fund is managed on a day to day basis by a committee comprised of its sub-advisors fixed income portfolio management professionals, each portfolio professional responsible for designated specific sectors of the fixed income market.

         Compensation of the Advisor with respect to the Balanced Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $250 million, 0.65%; on the next $250 million, 0.60%; on assets over $500 million, 0.55%.
         For the fiscal year ended March 31, 1996, the Advisor received $373,945 in investment advisory fees from the Balanced Fund, which represented 0.65% of the Fund's average daily net assets.

         Compensation of the Advisor with respect to the Equity Fund, based upon the Fund's average daily net assets, is at the following annual rates: on the first $500 million, 0.65%; on assets over $500 million, 0.55%. For the fiscal year ended March 31, 1996, the Advisor received $79,891 in investment advisory fees from the Equity Fund, which represented 0.65% of the Fund's average daily net assets. The Advisor has retained Lowe, Brockenbrough & Tattersall Strategic Advisors, Inc. (the "Sub-Advisor") to manage that portion of the Balanced Fund invested in fixed income securities, pursuant to a Sub-Advisory Agreement among the Trust, the Advisor and the Sub-Advisor. The Sub-Advisor will select fixed income securities for investment by the Balanced Fund, and, upon making any purchase or sale decision, place orders for the execution of such portfolio transaction.

         Compensation of the Sub-Advisor, with respect to the Balanced Fund, is paid by the Advisor (not the Fund) at the rate of $1,250 for each fiscal quarter of the Trust. The Sub-Advisor is a Virginia corporation controlled by Fred T. Tattersall.

         The address of both the Advisor and the Sub-Advisor is 6620 West Broad Street, Suite 300, Richmond, Virginia 23230.

The section "Management of the Funds--Administrator" on page 13 of the Prospectus is revised as follows:

The Funds have retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201, to provide administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. On February 28, 1997, MGF Service Corp. (the "Administrator") changed its name to Countrywide Fund Services, Inc. to reflect its acquisition, as a wholly-owned indirect subsidiary, by Countrywide Credit Industries, Inc. Countrywide Credit Industries, Inc. is a New York Stock Exchange listed company principally engaged in residential mortgage lending.

                                              March 3, 1997

WILLIAMSBURG INVESTMENT TRUST
The Jamestown Bond Funds
Supplement to Prospectus Dated August 1, 1996


         On February 28, 1997, as a consequence of the reorganization of the Fund's investment advisor, shareholders of each Fund voted to approve new Investment Advisory Agreements between the Trust, on behalf of the Funds, and Lowe, Brockenbrough & Tattersall Strategic Advisors, Inc.

The section "Prospectus Summary--Investment Advisor" on page 2 of the Prospectus is revised as follows:

         Lowe, Brockenbrough & Tattersall Strategic Advisors, Inc. (the "Advisor") serves as investment advisor to each of the Funds. For its services, the Advisor receives compensation of 0.375% of the average daily net assets of each Fund. (See "Management of the Funds.")

The section "Prospectus Summary--Management" on page 2 of the Prospectus is revised as follows:

         The  Funds  are  series  of  the  Williamsburg  Investment  Trust  (the
         "Trust"), the Board of Trustees of which is responsible for overall management of the Trust and the Funds. The Trust has employed Countrywide Fund Services, Inc. (the "Administrator") to provide administration, accounting and transfer agent services.
         (See "Management of the Funds.")

The section "Management of the Funds--Investment Advisor" on page 14 of the Prospectus is revised as follows:

         Subject to the authority of the Board of Trustees, Lowe, Brockenbrough & Tattersall Strategic Advisors, Inc. (the "Advisor") provides the Funds with a continuous program of supervision of each Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to Investment Advisory Agreements with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

         The Advisor is a Virginia corporation controlled by Fred T. Tattersall. In addition to acting as Advisor to the Funds, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor also serves as sub-advisor to The Jamestown Balanced Fund (another series of the Trust), the subject of a separate prospectus.

         Since each Fund's inception, both the Bond Fund and the Short Term Bond Fund have been managed on a day to day basis by a committee comprised of its Advisor's fixed income portfolio management professionals, each portfolio professional responsible for designated specific sectors of the fixed income market.

         Compensation of the previous advisor, Lowe, Brockenbrough & Tattersall, Inc., is at the annual rate of 0.375% of each Fund's average daily net assets. For the fiscal year ended March 31, 1996, the previous advisor received $305,247 in investment advisory fees from the Bond Fund, which represented 0.375% of the Bond Fund's average daily net assets. For the fiscal year ended March 31, 1996, the previous advisor received $3,786 in investment advisory fees from the Short Term Bond Fund (net of fee waivers), which represented 0.03% of the Short Term Bond Fund's average daily net assets.

         The Advisor currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of the Short Term Fund to 0.50% per annum of its average daily net assets. However, there is no assurance that any voluntary fee waivers will continue in the current or future fiscal years, and expenses of the Short Term Fund may therefore exceed 0.50% of its average daily net assets.

         The Advisor's address is 6620 West Broad Street, Suite 300, Richmond, Virginia 23230.

The first paragraph of the section "Management of the Funds-- Administrator" on page 15 of the Prospectus is revised as follows:

         The Funds have retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201, to provide administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. On February 28, 1997, MGF Service
         Corp. (the "Administrator") changed its name to Countrywide Fund Services, Inc. to reflect its acquisition, as a wholly-owned indirect subsidiary, by Countrywide Credit Industries, Inc. Countrywide Credit Industries, Inc. is a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

                                                     March 3, 1997

WILLIAMSBURG INVESTMENT TRUST
The Jamestown International Equity Fund
Supplement to Prospectus Dated September 30, 1996


         On February 28, 1997, as a consequence of the reorganization of the Fund's investment advisor, shareholders of the Fund voted to approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Lowe, Brockenbrough & Tattersall, Inc.

The section "Prospectus Summary--Management" on page 2 of the Prospectus is revised as follows:

         The  Fund  is a  series  of  the  Williamsburg  Investment  Trust  (the
         "Trust"), the Board of Trustees of which is responsible for overall management of the Trust and the Fund. The Trust has employed Countrywide Fund Services, Inc. (the "Administrator") to provide administration, accounting and transfer agent services.
         (See "Management of the Fund.")

The section "Management of the Fund--Investment Advisor" on page 14 of the Prospectus is revised as follows:

         Subject to the authority of the Board of Trustees, Lowe, Brockenbrough & Tattersall, Inc. (the "Advisor") provides the Fund with general investment supervisory services pursuant to an Investment Advisory Agreement with the Trust.

         The Advisor was organized as a Virginia corporation in 1970 and is controlled by Austin Brockenbrough, III. In addition to acting as Advisor to the Fund, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor also serves as investment advisor to The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (three series of the Trust), the subjects of separate prospectuses.

         Compensation of the Advisor is at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor currently intends to waive its advisory fees to the extent necessary to limit the total operating expenses of the Fund to 1.60% per annum of its average daily net assets. However, there is no assurance that any voluntary fee waivers will continue in the current or future fiscal years, and the expenses of the Fund may therefore exceed 1.60% of its average daily net assets.

         The Advisor's address is 6620 West Broad Street, Suite 300, Richmond, Virginia 23230.

The following should be read in conjunction with the section "Management of the Fund -- Sub-Advisor" on page 15 of the Prospectus:

         Since January 1997, Kathleen Harris has primary responsibility for the day-to-day management of the Fund's portfolio. Ms. Harris has been employed by the Sub-Advisor since January, 1995. Prior to her employment with the Sub-Advisor, she was Portfolio Manager and Investment Director for the State of Wisconsin Investment Board, where she managed international equity assets. Walter Oechsle participates in the management of the Fund particularly with respect to country asset allocation decisions, which are made by both Mr. Oechsle and Ms. Harris.

The first two sentences of the section "Management of the Fund-- Administrator" on page 15 of the Prospectus is revised as follows:

         The Fund has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201, to provide administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. On February 28, 1997, MGF Service Corp. (the "Administrator") changed its name to Countrywide Fund Services, Inc. to reflect its acquisition, as a wholly-owned indirect subsidiary, by Countrywide Credit Industries, Inc. Countrywide Credit Industries, Inc. is a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

                                                      March 3, 1997

WILLIAMSBURG INVESTMENT TRUST
The Jamestown Tax Exempt Virginia Fund
Supplement to Prospectus Dated August 1, 1996


         On February 28, 1997, as a consequence of the reorganization of the Fund's investment advisor, shareholders of the Fund voted to approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Lowe, Brockenbrough & Tattersall, Inc.

The section "Prospectus Summary--Management" on page 3 of the Prospectus is revised as follows:

         The  Fund  is a  series  of  the  Williamsburg  Investment  Trust  (the
         "Trust"), the Board of Trustees of which is responsible for overall management of the Trust and the Fund. The Trust has employed Countrywide Fund Services, Inc. (the "Administrator") to provide administration, accounting and transfer agent services.
         (See "Management of the Fund.")

The section "Management of the Fund--Investment Advisor" on page 13 of the Prospectus is revised as follows:

         Subject to the authority of the Board of Trustees, Lowe, Brockenbrough & Tattersall, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

         The Advisor was organized as a Virginia corporation in 1970 and is controlled by Austin Brockenbrough, III. In addition to acting as Advisor to the Fund, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor also serves as investment advisor to The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund (three series of the Trust), the subjects of separate prospectuses.

         Beth Ann Walk, CFA is primarily responsible for managing the portfolio of the Fund and has acted in this capacity since the Fund's inception. Ms. Walk is a Portfolio Manager of the Advisor and has been with the firm since 1983.

         Compensation of the Advisor with respect to the Fund, based upon the Fund's average daily net assets, is at the following rates: On the first $250 million, 0.40%; on the next $250 million, 0.35%; on assets over $500 million, 0.30%. For the fiscal year ended March 31, 1996, the Advisor received $9,576 in investment advisory fees from the Fund (net of fee waivers), which represented 0.11% of the Fund's average daily net assets.

         The Advisor currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of the Fund to 0.75% per annum of its average daily net assets. However, there is no assurance that any voluntary fee waivers will continue in the current or future fiscal years, and expenses of Fund may therefore exceed 0.75% of its average daily net assets.

         The Advisor's address is 6620 West Broad Street, Suite 300, Richmond, Virginia 23230.

The first paragraph of the section "Management of the Fund-- Administrator" on page 14 of the Prospectus is revised as follows:

         The Fund has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201, to provide administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. On February 28, 1997, MGF Service
         Corp. (the "Administrator") changed its name to Countrywide Fund Services, Inc. to reflect its acquisition, as a wholly-owned indirect subsidiary, by Countrywide Credit Industries, Inc. Countrywide Credit Industries, Inc. is a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.